20. REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2019
Revenue And Cost Of Sales
Note 20 - REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2018 of $31,746 (2018 - $34,116, 2017 - $33,359) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, the San Gonzalo Mine, and processing of Historical Above Ground Stockpiles.

	2019	2018	2017
Concentrate sales	$31,417	$34,551	$33,327
Provisional pricing adjustments	329	(435)	32
	$31,746	$34,116	$33,359

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	2019	2018	2017
Production costs	$27,949	$24,619	$19,418
Inventory net realizable adjustment	387	-	-
Depreciation and depletion	3,680	3,231	2,688
	$32,016	$27,850	$22,106